Delaware Core Plus Bond Fund
Delaware Core Plus Bond Fund (the "Fund")
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Core Plus Bond Fund	Class A	Class B		Class C		Class R	Institutional Class
Maximum Sales Charge (load) Imposed on Purchases as a percentage of Offering Price	4.50%	none		none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Core Plus Bond Fund		Class A	Class B	Class C	Class R	Institutional Class
Management fees		0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.50%	none
Other expenses		0.33%	0.33%	0.33%	0.33%	0.33%
Total annual fund operating expenses		1.13%	1.88%	1.88%	1.38%	0.88%
Fee waivers and expense reimbursements	[1]	(0.23%)	(0.98%)	(0.23%)	(0.23%)	(0.23%)
Total annual fund operating expenses after fee waiversand expense reimbursements		0.90%	0.90%	1.65%	1.15%	0.65%
[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.65% of the Fund's average daily net assets from November 28, 2012 through November 28, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class B shares' 12b-1 fee to no more than 0.25% of average daily net assets from March 1, 2013 through February 28, 2014. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund. Additionally, the Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Core Plus Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	538	771	1,023	1,743
Class B	492	721	1,075	1,924
Class C	268	569	995	2,182
Class R	117	414	733	1,637
Institutional Class	66	258	465	1,063

(if not redeemed)
Expense Example, No Redemption Delaware Core Plus Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	92	496	925	1,924
Class C	168	569	995	2,182